Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)

J. Quarterly Financial Data (unaudited)

The following table presents quarterly data for the years ended December 31, 2010 and 2009, in thousands, except per share data:

	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Revenues	$1,740	$1,871	$1,996	$3,332	$8,939
Net loss	$(2,561)	$(3,077)	$(3,688)	$(2,051)	$(11,377)
Basic and diluted net loss per common share	$(0.14)	$(0.16)	$(0.19)	$(0.11)	$(0.60)

	2009
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Revenues	$370	$436	$484	$869	$2,159
Net loss	$(3,625)	$(3,347)	$(3,380)	$(5,014)	$(15,366)
Basic and diluted net loss per common share	$(0.19)	$(0.18)	$(0.18)	$(0.26)	$(0.81)